EQUITY SECURITIES - Schedule of Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Unrealized gains (losses) on equity securities	$ 474	$ 359	$ 17
Net gains (losses) on equity securities sold	169	13	(28)
Net gains (losses) on equity securities	$ 643	$ 372	$ (11)